Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On July 5, 2025, the Board of Directors of the Company approved a reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value (the “Class A Ordinary Shares”), Class B ordinary shares with no par value and preferred shares with no par value, at an exchange ratio of one (1) share for five (5) shares (the “Reverse Stock Split”). Upon the opening of the market on August 5, 2025, the Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-Reverse Stock Split basis.

On July 21, 2025, NewGenDigital Limited (“NewGenDigital”), a wholly owned subsidiary of the Company, signed a Memorandum of Understanding (the “MOU”) with BNW Real Estate Development LLC (“BNW”), a prominent real estate developer in Ras Al Khaimah and Dubai, UAE. Per the terms of the MOU, NewGenDigital and BNW will endeavor to negotiate and execute a definitive Joint Venture Agreement to form a special purpose vehicle with the intention of developing NewGenDigital’s recently acquired strategic plot of land in Ras Al Khaimah’s Beach District, UAE (“Plot”).

On October 6, 2025, the Company announced that it has received an independent valuation report from a Big Four global accounting firm of its recently acquired advanced cytometry intellectual property (the “IP”), the acquisition of which was initially announced on July 29, 2025. The Report sets the fair value of the IP at US$17.9 million. Together with the fair value of the advanced cytometry equipment and other assets obtained from this acquisition, the transaction has resulted in an immediate Bargain Purchase Gain for the Company of US$19.2 million.

On October 6, 2025, NewGenProperty Limited (“NewGenProperty”), a wholly owned subsidiary of the Company, entered into a joint venture agreement with BNW to develop the Plot. Under the terms of the joint venture agreement, NewGenProperty shall hold 60% of the joint venture, and be responsible for funding 36% of the purchase price of the Plot to the Master Developer, while BNW shall be responsible for all the other cashflow and financing requirements of the project. In the event that BNW pays the balance of the Purchase Price of the Plot to the Master Developer, NewGenProperty shall reimburse BNW in accordance with the provisions of the joint venture agreement.

NewGenProperty’s entitlement is an amount equivalent to 36% of the Gross Sales Revenue or Gross Sellable Area generated from the project, with deductions including (i) up to 10% of External and Internal Real Estate Agent and Brokerage Fees; (ii) 2% of Gross Sales Revenue for BNW’s Marketing Fees; and (iii) any amounts paid by the Developer towards the balance of the Purchase Price of the Plot on behalf of NewGenProperty.

 Subsequent to June 30, 2025 and to the date of this report, $600,000 convertible notes outstanding as of June 30, 2025 had been converted to additional 205,852 Class A ordinary shares (adjusted by Reverse Stock Split on August 5, 2025).

Other than the events mentioned above, there have been no other subsequent events noted till the date of these financial statements.

NOTE 22 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 11, 2025, the Company carried out a 1-for-20 reverse stock split of its issued and unissued shares. The effect of the reverse stock split was to consolidate every 20 issued and unissued shares into one share.

On February 24, 2025, the Company entered into a Consulting Services Agreement with A SPAC (Holdings) Group Corp (“ASPAC”), pursuant to which the Company engaged ASPAC for the provision of certain consulting services. It was agreed that the Company would provide consideration in the form of cash and shares. On March 3, 2025, the Company issued the 150,000 (equivalent to 15,000 post Second Reverse Stock Split) Class A Ordinary Shares to ASPAC.

On February 27, 2025, the Company received a confirmation from Nasdaq that its application to transfer its listing to the Nasdaq Capital Market had been approved and that the Company’s securities were transferred to the Nasdaq Capital Market at the opening of business on February 28, 2025. On March 10, 2025, the Company received a confirmation letter from Nasdaq confirming that it has demonstrated compliance with all of Nasdaq’s listing requirements, including shareholder equity of more than $2.5m, as required in the Panel’s decision letter dated February 19, 2025.

On February 28, 2025, the Company completed its acquisition of the MicroSort technology from Genetics & IVF Institute, Inc. (“GIVF”). Pursuant to a Purchase Agreement dated January 21, 2025 between the Company and GIVF (“Purchase Agreement”), the Company purchased all of the Assets (as defined in the Purchase Agreement) and IP Licenses (as defined in the Purchase Agreement) relating to the MicroSort technology from GIVF for a cash consideration of $750,000 and a share consideration of 125,000 Ordinary Shares (“MicroSort Acquisition”). Under the terms of the agreement, the Company acquired the technology for US$5 million, which was satisfied through a combination of US$750,000 in cash and the issuance of 2,500,000 ordinary shares (as was adjusted to 12,500 ordinary shares after the Reverse Stock Split on February 11, 2025 and the Reverse Stock Split on May 5, 2025) at a deemed value of US$1.70 per share.

On February 18, 2025, the Company entered into a cooperation agreement with FERTILITY GROUP LLC (“BOBCARE”) to jointly develop fertility services in the Kyrgyzstan market. The collaboration aims to combine NewGen’s technical expertise in fertility treatments with BOBCARE’s market resources in the region. This strategic partnership is anticipated to contribute to NewGen’s market presence over the next three years, improving the competitive position of both parties in the Kyrgyzstan market. Both companies will work together on several initiatives, including enhancing clinical protocols and patient management systems, knowledge exchange between fertility specialists, coordinated marketing and brand-building activities in Kyrgyzstan, and developing specialized fertility treatment options for the regional market.

On March 31, 2025, the Company terminated the binding term sheet with healthcare company European Wellness Investment Holdings Limited (“EWIHL”) regarding their previously announced reverse merger transaction. On the grounds of non fulfilment of certain criteria as contained in the term sheet.

On March 31, 2025, the Company’s Board approved certain amendments to its Share Incentive Plan of 2024, the awards of which are valid for a period of 10 years from March 28, 2025, whereby the maximum aggregate number of shares with respect to which Awards may be granted under the Plan shall be 105,426 Shares, which may be increased from time to time as determined by the Board or Committee of the Board, in an amount equal to 20% of the then outstanding ordinary shares of the Company at the time of such increase. Shares may be made available from Shares held in treasury or authorized but unissued shares of the Company not reserved for any other purpose. To date, no shares have been awarded under this Plan.

On April 1, 2025, the Company entered into a new Securities Purchase Agreement (“2025 Securities Purchase Agreement”) with JAK, pursuant to which, amongst other things: (i) the Company agreed to sell, at an initial closing, a senior convertible note in the aggregate original principal amount of $3,200,000, convertible into Class A Ordinary Shares pursuant to its terms; and (ii) the Company may require JAK (or JAK may require the Company, as applicable) to participate in the sale of one or more additional convertible notes (which aggregate original principal amount for all additional convertible notes shall not exceed $25,600,000).

On April 2, 2025, the Company consummated the fourth tranche of its debt financing under the terms of its existing Securities Purchase Agreement with the investor, At the closing of the fourth tranche, the Company sold to the investor a senior convertible note in the principal amount of $2,000,000. The Note bears an interest rate of 14.75% per annum and may be adjustable from time to time pursuant to its terms. The funding from these arrangements with the investor is intended to be used to finance the establishment of a fertility clinic in Dubai.

Mr. Yip Eng Jeremy Foo, a director of NewGenIvf Group Limited (the “Company”), has resigned from the Board of Directors of the Company, the Audit Committee of the Company, and the Compensation Committee of the Company due to personal reasons, effective April 4, 2025. Mr. Foo’s resignation did not result from any disagreement with the Board or the Company on any matter relating to the Company’s operations, policies or practices.

Ms. Florianna Ann Chi Wan Chan will be appointed as a director of the Company, effective April 15, 2025, to fill the vacancy on the Audit Committee and the Compensation Committee created by Mr. Foo’s resignation. Ms Chan has over 20 years of experience in project management, real estate development, and luxury hospitality, and is a proven leader in driving growth and operational excellence. Since 2015, Ms. Chan has led Lab Concept Company Limited, a subsidiary of The Lane Crawford Joyce Group, where she successfully restructured operations, spearheaded rebranding, and digitized processes, achieving significant revenue growth. Previously, she held senior roles at VCC Company Limited, Eton Properties, and Crown Macau, excelling in real estate development, marketing, and VIP services. She holds a Bachelor of Hospitality Management from Central Queensland University in Australia and an Advanced Diploma from William Angliss Institute of TAFE. Fluent in Cantonese, Mandarin, and English, Ms. Chan brings a deep understanding of Asia Pacific markets and a strategic vision that will drive the Company’s continued growth and success.

On April 15, 2025, the Board of Directors approved another reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value (the “Class A Ordinary Shares”), Class B ordinary shares with no par value and preferred shares with no par value, at an exchange ratio of one (1) share for ten (10) shares. The Reverse Stock Split became effective on May 5, 2025, andits Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-Reverse Stock Split basis on such date. The Reverse Stock Split was intended for the Company to remain compliant with a minimum bid price of $1.00 per share for continued listing on Nasdaq, as set forth in Nasdaq Listing Rule 5550(a)(2).

No fractional shares will be issued in connection with the Reverse Stock Split. Instead, the Company will issue one full post-Reverse Stock Split Class A Ordinary Share to any shareholder at a participant level who would have been entitled to receive a fractional share as a result of the process. After the Reverse Stock Split, all options, warrants and other convertible securities of the Company outstanding immediately prior to the Reverse Stock Split will be adjusted by dividing the number of Class A Ordinary Shares into which the options, warrants and other convertible securities are exercisable or convertible by ten (10) in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

Subsequent to the year end and to the date of this report, $3,150,000 convertible notes outstanding as of December 31, 2024 had been converted to additional 259,425 Class A ordinary shares while Promissory Notes of $500,000 outstanding as of December 31, 2024 were settled. A further 166,000 shares totaling $5,193,763 were issued under the Equity Line of Credit with White Lion.

Other than the events mentioned above, there have been no other subsequent events noted till the date of these financial statements.